Document and Entity Information	9 Months Ended
Mar. 31, 2014
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1 to Form S-1
Document Period End Date	Mar. 31, 2014
Trading Symbol	AGTC
Entity Registrant Name	APPLIED GENETIC TECHNOLOGIES CORP
Entity Central Index Key	0001273636
Entity Filer Category	Non-accelerated Filer